EQUITY (Details Narrative) - $ / shares			3 Months Ended	9 Months Ended
	May 19, 2017	Apr. 20, 2017	Mar. 31, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 16, 2021	Apr. 22, 2021	Apr. 05, 2021	Jun. 30, 2020	Sep. 28, 2017
Class of Stock [Line Items]
Common stock, shares authorized			5,000,000,000	5,000,000,000	5,000,000,000				5,000,000,000	5,000,000
Common stock, par value	$ 0.001		$ 0.001	$ 0.001	$ 0.001				$ 0.001	$ 0.001
Preferred stock, share authorized										20,000,000
Preferred stock, par value										$ 0.001
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized										5,000,000,000
Common stock, par value										$ 0.001
Convertible Note Payable [Member]
Class of Stock [Line Items]
Warrant to purchase shares of common stock							30,000,000
Cognitive Apps [Member]
Class of Stock [Line Items]
Warrant to purchase shares of common stock								3,500,000
2017 Stock and Incentive Plan [Member]
Class of Stock [Line Items]
Stock issued during period, shares, employee stock purchase plans		20,000,000
Percentage on maximum number of outstanding shares		1.00%	35.00%
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, share authorized	1,000,000		5,000,000	5,000,000	5,000,000	5,000,000			5,000,000
Preferred stock, par value	$ 0.001		$ 0.001	$ 0.001	$ 0.001				$ 0.001
Preferred stock, voting rights, description	Each share of Series A Stock has 400 votes on any matter submitted to the shareholders of the Company, and the Series A Stock votes together with the holders of the outstanding shares of all other capital stock of the Company (including the Common Stock and any other series of preferred stock then outstanding), and not as a separate class, series or voting group on any such matter.
Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, voting rights, description	Series A has 400
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, share authorized	5,760,000		5,760,000	5,760,000	5,760,000				5,760,000
Preferred stock, par value	$ 1.00		$ 0.001	$ 0.001	$ 0.001				$ 0.001
Conversion of stock description				Each share of Series B Preferred Stock shall be convertible, at the option of the holder thereof, beginning 12 months from the date of issuance, and thereafter at any time and from time to time, and without the payment of additional consideration by the holder thereof, into that number of fully paid and nonassessable shares of Common Stock (whether whole or fractional) that have a Fair Market Value, in the aggregate, equal to the Series B Conversion Price. The “Series B Conversion Price” shall initially be equal to $1.00. Such initial Series B Conversion Price, and the rate at which shares of Series B Preferred Stock may be converted into shares of Common Stock, shall be subject to adjustment as provided below. “Fair Market Value” shall mean as of any date of determination, the 80% of average of the 5 lowest closing prices for a share of Common Stock on the principal exchange or market on which such shares are then trading for the 20 trading days immediately preceding such date. Notwithstanding the foregoing, in no case shall the Fair Market Value multiplied by the total number of shares issued and outstanding be less than $5,000,000.
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock description				The Series B conversion price shall initially be equal to $1.00 and shall be subject to adjustment as provided below. Fair market value shall mean, as of any date of determination, 80% of average of the 5 lowest closing prices for a share of common stock on the principal exchange or market on which such shares are then trading for the 20 trading days immediately preceding such date. Notwithstanding the foregoing, in no case shall the fair market value multiplied by the total number of shares issued and outstanding be less than $5,000,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, share authorized			3,500,000	3,500,000	3,500,000
Preferred stock, par value			$ 0.001	$ 0.001	$ 0.001
Conversion of stock description				The Series C conversion price shall initially be equal to $10.00 and shall be subject to adjustment as provided below. Fair market value shall mean, as of any date of determination, 80% of average of the 5 lowest closing prices for a share of common stock on the principal exchange or market on which such shares are then trading for the 20 trading days immediately preceding such date. Notwithstanding the foregoing, in no case shall the fair market value multiplied by the total number of shares issued and outstanding be less than $5,000,000